Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Note 7 — Goodwill and Intangible Assets
The carrying amount of goodwill as of September 30, 2021 and December 31, 2020 is as follows, respectively (in thousands):

	Dec. 31, 2020	Goodwill acquired during 2021	September 30, 2021
Goodwill	$63,215	$19,898	$83,113

Intangible assets other than goodwill at September 30, 2021 and December 31, 2020 were as follows:

	September 30, 2021			December 31, 2020			Useful Life (in years)	Weighted Average Useful Life Remaining (in years)
(in thousands)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Trade name	$15,100	$2,133	$12,967	$12,200	$919	$11,281	5-15	11.4
Customer relationships	100,700	9,492	91,208	67,600	4,448	63,152	5 - 17	14.3
Developed software	6,400	1,680	4,720	6,400	720	5,680	5	7.4
Developed technology	4,500	1,822	2,678	4,500	1,147	3,353	5	8.0

Total intangible assets	$126,700	$15,127	$111,573	$90,700	$7,234	$83,466

Aggregate amortization expense was $7,892 and $3,368 for the nine months ended September 30, 2021 and September 30, 2020, respectively, of which $7,217 and $2,692 was included in operating expenses for the nine months ended September 30, 2021 and September 30, 2020, respectively. There are no intangible assets, other than goodwill, with indefinite useful lives.
Estimated amortization expense for each of the next five years (in thousands):

Remaining 2021	$2,887
2022	11,533
2023	11,533
2024	11,278
2025	9,706
Thereafter	64,637

Total	$111,574

Note 7 — Goodwill and Intangible Assets
The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2019 were as follows:

(in thousands)	Dec. 31, 2018	Goodwill acquired during 2019	Dec. 31, 2019	Goodwill acquired during 2020	Dec. 31, 2020
Goodwill	$8,775	$24,232	$33,007	$30,208	$63,215

Intangible assets other than goodwill for the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
(in thousands)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net	Useful Life (in years)	Weighted Average Useful Life Remaining (in years)
Trade name	$12,200	$919	$11,281	$6,800	$249	$6,551	5-15	12.7
Customer relationships	67,600	4,448	63,152	25,600	1,591	24,009	5-16	13.3
Developed software	6,400	720	5,680	1,300	21	1,279	5	4.5
Developed technology	4,500	1,147	3,353	4,500	244	4,256	5	3.7

Total intangible assets	$90,700	$7,234	$83,466	$38,200	$2,105	$36,095

Aggregate amortization expense was $5,129 and $1,714 for the years ended December 31, 2020 and 2019, respectively. There are no intangible assets, other than goodwill, with indefinite useful lives.
Estimated amortization expense for each of the next five years:

2021	$8,864
2022	$8,864
2023	$8,864
2024	$8,605
2025	$7,027
Thereafter	$41,242

Total	$83,466